Property and equipment, net (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended		3 Months Ended		9 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Mar. 29, 2014	Mar. 30, 2013	Mar. 31, 2012	Mar. 31, 2012	Dec. 11, 2011
Property and equipment, net
Property and equipment, gross			$ 28,969	$ 13,929
Less: Accumulated depreciation			(7,519)	(3,193)
Property and equipment, net	27,025		21,450	10,736
Depreciation	4,481	2,872	4,628	2,662
Successor
Property and equipment, net
Depreciation					656	656
Predecessor
Property and equipment, net
Depreciation							1,163
Leasehold improvements
Property and equipment, net
Property and equipment, gross			12,491	5,634
Machinery and equipment
Property and equipment, net
Property and equipment, gross			5,964	3,781
Furniture and fixtures
Property and equipment, net
Property and equipment, gross			9,373	4,085
Construction in progress
Property and equipment, net
Property and equipment, gross			754	104
Vehicles
Property and equipment, net
Property and equipment, gross			$ 387	$ 325